UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     CarVal Investors
Address:  12700 Whitewater Drive, MS 144, MINNETONKA, MN 55343

13 File Number: 28-12737

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      BRETT STENBERG
Title:     DIRECTOR, OPERATIONS
Phone:     952-984-3012
Signature, Place and Date of Signing:

      12700 Whitewater Drive
      Minnetonka, MN 55343
      May 12, 2010


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    6

Form 13F Information Table Value Total:    144428

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D CIT GROUP INC			 COMMON STOCK     125581801   113754  2919789 SH       SOLE                2919789       0        0
D DELTA AIRLINES INC             COMMON STOCK     247361702     8684   595204 SH       SOLE                 595204        0        0
D ENERGY XXI (BERMUDA) LTD      COMMON STOCK    G10082140     1941   108398 SH      SOLE                      108398       0       0
D JACKSON HEWITT TAX SVCS INC   COMMON STOCK    468202106     2686  1343066 SH      SOLE                      1343066      0       0
D NRG ENERGY INC                 COMMON STOCK     629377508      335    16071 SH       SOLE                 16071         0        0
D PORTLAND GENERAL ELE CTRIC CO  COMMON STOCK     736508847    17026   881734 SH       SOLE                 881734        0        0
S REPORT SUMMARY                  6 DATA RECORDS              144426        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED